Subsequent Events (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jul. 13, 2017	May 19, 2017
Subsequent Event [Line Items]
Vessel sale price		$ 6,548
Navios Horizon
Subsequent Event [Line Items]
Disposal date	May 19, 2017
Vessel capacity in DWT	50,346 dwt
Vessel sale price			$ 6,548
Year built	2001